AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 96.4%
Communication Services - 12.4%
Baidu, Inc., Class A (China)*	43,316	$846,862
Kanzhun, Ltd., ADR (China)*	14,600	272,728
Kingsoft Corp., Ltd. (China)	57,000	245,337
Kuaishou Technology (China)*,1	22,900	200,985
MultiChoice Group (South Africa)	28,958	143,319
NetEase, Inc. (China)	14,125	307,647
Tencent Holdings, Ltd. (China)	19,606	901,115
Tencent Music Entertainment Group, ADR (China)*	15,072	105,353

Total Communication Services		3,023,346
Consumer Discretionary - 18.2%
Alibaba Group Holding, Ltd. (China)*	50,128	640,605
Americana Restaurants International PLC (United Arab Emirates)	91,300	93,359
Feng TAY Enterprise Co., Ltd. (Taiwan)	42,355	286,472
H World Group Ltd., ADR (China)*	5,250	252,210
Haidilao International Holding, Ltd. (China)[1]	47,000	132,750
Li Ning Co., Ltd. (China)	64,500	393,220
MakeMyTrip, Ltd. (India)*	12,048	346,621
Mitra Adiperkasa Tbk PT (Indonesia)	947,099	124,395
Pepco Group, N.V. (United Kingdom)*	22,230	191,561
Sands China, Ltd. (Macau)*	131,550	506,798
Shenzhou International Group Holdings, Ltd. (China)	10,460	111,031
Trip.com Group, Ltd., ADR (China)*	17,677	725,464
Yum China Holdings, Inc. (China)	10,667	650,900

Total Consumer Discretionary		4,455,386
Consumer Staples - 7.4%
Angel Yeast Co., Ltd., Class A (China)	14,100	73,195
Bid Corp., Ltd. (South Africa)	10,593	250,909
By-health Co., Ltd., Class A (China)	55,400	164,091
CP All PCL (Thailand)	48,168	89,410
CP All PCL, Foreign Shares (Thailand)	4,900	9,064
Dino Polska, S.A. (Poland)*,1	1,701	189,423
Fomento Economico Mexicano, S.A.B de CV (Mexico)	36,296	411,232
Orion Corp. (South Korea)	1,785	158,875
Vietnam Dairy Products JSC (Vietnam)	23,700	78,092
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	74,773	311,461
Wuliangye Yibin Co., Ltd., Class A (China)	3,100	78,747

Total Consumer Staples		1,814,499
	Shares	Value
Energy - 3.8%
ADNOC Drilling Co. PJSC (United Arab Emirates)	117,400	$125,937
Arabian Drilling Co. (Saudi Arabia)*	2,800	131,656
Reliance Industries, Ltd. (India)	21,588	670,156

Total Energy		927,749
Financials - 27.3%
AIA Group, Ltd. (Hong Kong)	48,568	485,910
Al Rajhi Bank (Saudi Arabia)	4,350	86,467
B3, S.A. - Brasil Bolsa Balcao (Brazil)	35,100	110,746
Banco Bradesco, S.A., ADR (Brazil)	74,283	262,219
Bank Mandiri Persero Tbk PT (Indonesia)	1,496,832	569,014
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	786,236	294,370
BDO Unibank, Inc. (Philippines)	160,688	424,948
China International Capital Corp., Ltd., Class H (China)[1]	209,600	463,874
Cholamandalam Investment and Finance Co., Ltd. (India)	9,650	132,964
East Money Information Co., Ltd., Class A (China)	58,320	131,602
Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	43,142	409,083
HDFC Asset Management Co., Ltd. (India)[1]	9,009	277,702
HDFC Bank, Ltd. (India)	78,980	1,585,608
HDFC Life Insurance Co., Ltd. (India)[1]	20,700	162,873
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	5,000	210,810
NU Holdings, Ltd., Class A (Brazil)*	17,400	138,504
One 97 Communications, Ltd. (India)*	12,800	124,601
Pagseguro Digital, Ltd., Class A (Brazil)*	4,288	48,712
Ping An Insurance Group Co. of China, Ltd., Class H (China)	33,000	240,462
Reliance Strategic Investments Ltd. (India)*	21,588	68,728
XP, Inc., Class A (Brazil)*,2	15,906	429,621

Total Financials		6,658,818
Health Care - 1.8%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	16,500	115,691
Fleury, S.A. (Brazil)	46,863	159,654
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	36,300	105,809
Syngene International, Ltd. (India)[1]	6,710	65,016

Total Health Care		446,170
Industrials - 4.7%
Contemporary Amperex Technology Co., Ltd., Class A (China)	9,160	305,403

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 4.7% (continued)
Copa Holdings, S.A., Class A (Panama)	2,450	$289,149
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	15,455	294,056
International Container Terminal Services, Inc. (Philippines)	34,500	136,344
Shenzhen Inovance Technology Co., Ltd., Class A (China)	12,300	122,366

Total Industrials		1,147,318
Information Technology - 20.8%
Advantech Co., Ltd. (Taiwan)	12,898	161,070
Delta Electronics, Inc. (Taiwan)	24,100	281,337
FPT Corp. (Vietnam)	23,000	83,172
Globant SA (Uruguay)*	1,650	288,304
Infosys, Ltd., Sponsored ADR (India)	6,226	103,725
Samsung Electronics Co., Ltd. (South Korea)	22,667	1,241,079
SK Hynix, Inc. (South Korea)	6,084	589,205
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	108,632	1,961,634
	Shares	Value

Tata Consultancy Services, Ltd. (India)	2,434	$101,398
TOTVS, S.A. (Brazil)	42,800	267,639

Total Information Technology		5,078,563

Total Common Stocks (Cost $17,477,527)		23,551,849

	Principal Amount
Short-Term Investments - 2.3%
Repurchase Agreements - 2.3%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $567,081 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $578,362)	$567,000	567,000

Total Short-Term Investments (Cost $567,000)		567,000
Total Investments - 98.7% (Cost $18,044,527)		24,118,849
Other Assets, less Liabilities - 1.3%		312,938
Net Assets - 100.0%		$24,431,787

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $1,492,623 or 6.1% of net assets.
[2]	Some of this security, amounting to $425,299 or 1.7% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$1,398,885	$5,259,933	—	$6,658,818
Information Technology	659,668	4,418,895	—	5,078,563
Consumer Discretionary	1,975,195	2,480,191	—	4,455,386
Communication Services	521,400	2,501,946	—	3,023,346
Consumer Staples	973,602	840,897	—	1,814,499
Industrials	583,205	564,113	—	1,147,318
Energy	257,593	670,156	—	927,749
Health Care	275,345	170,825	—	446,170
Short-Term Investments
Repurchase Agreements	—	567,000	—	567,000
Total Investments in Securities	$6,644,893	$17,473,956	—	$24,118,849

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2023, was as follows:
Country	% of Long-Term Investments
Brazil	6.0
China	32.2
Hong Kong	3.0
India	15.5
Indonesia	4.2
Macau	2.2
Mexico	6.1
Panama	1.2
Philippines	2.4
Poland	0.8
Saudi Arabia	0.9
South Africa	1.7
South Korea	8.4
Taiwan	11.4
Thailand	0.4
United Arab Emirates	0.9
United Kingdom	0.8
Uruguay	1.2
Vietnam	0.7
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$425,299	—	$424,138	$424,138
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.326%	01/31/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.